Note 6 - Summary of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding (in shares)	3,153,367	3,153,367
Outstanding (in dollars per share)	$ 1	$ 1.01
Granted (in shares)	250,000
Granted (in dollars per share)	$ 1.25
Outstanding (in shares)	3,403,367	3,153,367
Outstanding (in dollars per share)	$ 1.05	$ 1